Average Annual Total Returns - StrategicAdvisersFidelityCoreIncomeFund-PRO - StrategicAdvisersFidelityCoreIncomeFund-PRO - Strategic Advisers Fidelity Core Income Fund	Jul. 30, 2024
Strategic Advisers Fidelity Core Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	6.48%
Past 5 years	2.16%
Since Inception	2.28%	[1]
Strategic Advisers Fidelity Core Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	4.82%
Past 5 years	0.61%
Since Inception	0.75%	[1]
Strategic Advisers Fidelity Core Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.80%
Past 5 years	1.06%
Since Inception	1.16%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	1.49%

[1]	A From October 16, 2018 .